Investments - Summary of Investments (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Redeemable preference shares	174,939,999	164,939,999
Redeemable preference shares, par value	$ 174,939,999	$ 164,939,999
Fair value adjustments through other comprehensive income	$ 47.4
Marverix Metals Incorporated [Member]
Disclosure of detailed information about investment property [line items]
Common share purchase warrants	4,125,000	10,000,000	10,000,000
Asanko Gold [member]
Disclosure of detailed information about investment property [line items]
Investment Fairvalue	$ 21.2
Cardinal Resources Limited [member]
Disclosure of detailed information about investment property [line items]
Investment Fairvalue	17.1
Magmatic Resources Limited [member]
Disclosure of detailed information about investment property [line items]
Investment Fairvalue	3.0
Chakana Copper Corp [member]
Disclosure of detailed information about investment property [line items]
Investment Fairvalue	$ 3.0